SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details)			1 Months Ended			12 Months Ended
	Dec. 22, 2017	Dec. 05, 2008 $ / shares shares	May 31, 2018 shares	Nov. 30, 2017 shares	Sep. 30, 2017 shares	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			150,000	55,556	262,500
Cash and Cash Equivalents, at Carrying Value | $						$ 212,243	$ 2,663,171	$ 25,759
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Number of Reportable Segments						1
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives						3
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives						7 years
Emy's Salsa Aji Distribution Company, Inc. ("Emy's") [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Share Exchange, Number of Shares Retained		14,937,500
Stock Issued During Period, Shares, New Issues		38,307,500
Share Exchange Ratio | $ / shares		$ 357.0197